Intangible Assets, Net (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	May 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2025
Intangible Assets, Net [Line Items]
Impairment loss amount		$ 128,128				$ 519,496
Loss on disposal of patented license							$ 205,189
Amortization expenses for finite-lived intangible assets		$ 19,219		$ 19,219		84,020	$ 114,553
Intangible assets						147,347
DiamiR Biosciences Corp. [Member]
Intangible Assets, Net [Line Items]
Impairment loss amount
Research and development expenses					2,236
Intangible assets			$ 197,761		$ 197,761			$ 197,761
Diamir Biosciences Corp [Member]
Intangible Assets, Net [Line Items]
Intangible assets								$ 197,761
Hong Kong healthcare services [Member]
Intangible Assets, Net [Line Items]
Research and development expenses				$ 128,128		$ 1,841